Non-Controlling Interest in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Non-Controlling Interest in Subsidiaries [Abstract]
Components of Non-Controlling Interest	29. NON-CONTROLLING INTEREST IN SUBSIDIARIES As at December 31 December 31 millions of dollars 2023 2022 Preferred shares of GBPC $ 14 $ 14 $ 14 $ 14
Preferred Shares of GBPC
Preferred shares of GBPC:
Authorized:
10,000

non-voting cumulative redeemable variable perpetual preferred shares.
2023 2022
Issued and outstanding:
number of
shares
millions of
dollars
number of
shares
millions of
dollars
Outstanding as at December 31 10,000 $

14 10,000 $

14